Other Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 101	$ 102	$ 97
Impairment loss on intangible assets acquired through business combinations	$ 20	$ 9	$ 42
Impairment, Intangible Asset, Statement of Income or Comprehensive Income	Research and Development Expense